Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plans Defined Benefit [Member]
Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Total accumulated benefit obligation at December 31,	$1,068	$4,730	$891	$1,278	$4,518	$757

Change in benefit obligation:
Benefit obligations at beginning of period	$1,284	$4,518	$803	$1,159	$4,381	$760
Service cost	4	-	19	4	-	19
Interest cost	59	215	38	62	243	41
Plan amendments	-	-	1	-	-	-
Actuarial loss	92	177	124	121	235	68
Foreign currency exchange rate changes	-	211	23	-	(12)	(25)
Curtailment/Settlement (gain) loss	(311)	(74)	(3)	-	(40)	-
Net transfer in / (out)	-	-	1	-	-	(10)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Benefit obligations at December 31,	1,073	4,730	955	1,284	4,518	803

Change in plan assets:
Fair value of plan assets at beginning of period	957	5,434	278	927	4,827	297
Actual return on plan assets, less plan expense	139	210	20	10	920	(1)
Foreign currency exchange rate changes	-	251	7	-	(32)	(6)
Company contributions	74	48	49	82	48	44
Settlements	(311)	(74)	-	-	(40)	-
Acquisitions / (Divestitures)	-	-	-	-	-	(6)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Fair value of plan assets at December 31,	804	5,552	303	957	5,434	278
Funded status at December 31,	$(269)	$822	$(652)	$(327)	$916	$(525)

Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Non-current assets	$-	$822	$1	$-	$916	$2
Current liabilities	-	-	(24)	-	-	(23)
Long-term liabilities	(269)	-	(629)	(327)	-	(504)
Net amount recognized	$(269)	$822	$(652)	$(327)	$916	$(525)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses)
The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Prior service benefit (cost)	$-	$-	$(3)	$(2)	$-	$(3)
Net gain (loss)	(314)	(153)	(281)	(391)	140	(160)
Accumulated other comprehensive earnings (loss)	$(314)	$(153)	$(284)	$(393)	$140	$(163)

Pension Plans With Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Projected benefit obligation	$1,073	$914	$1,284	$766
Accumulated benefit obligation	1,068	850	1,278	720
Fair value of assets	804	260	957	239

Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss
The following table provides the components of net pension cost (income) and other amounts recognized in other comprehensive (earnings) loss for the Company's defined benefit pension plans and defined contribution plans:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Net pension cost (income)
Defined benefit plans:
Service cost	$4	$-	$19	$4	$-	$19	$6	$-	$18
Interest cost	59	215	38	62	243	41	63	250	39
Expected return on plan assets	(80)	(328)	(20)	(78)	(343)	(20)	(77)	(327)	(21)
Curtailment/Settlement (gain) loss	92	-	2	-	-	-	(26)	1	(1)
Amortization of prior service (benefit) cost	2	-	-	2	-	1	(5)	-	-
Amortization of net (gain) loss	19	-	9	1	-	3	-	-	2
Defined benefit plans	96	(113)	48	(9)	(100)	44	(39)	(76)	37
Defined contribution plans cost	22	3	16	21	1	16	12	-	12
Net pension cost (income)	118	(110)	64	12	(99)	60	(27)	(76)	49

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	-	-	1	-	-	-	35	-	1
Net (gain) loss	33	293	132	188	(329)	83	68	(116)	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(2)	-	(1)	(2)	-	(1)	5	-	-
Amortization or settlement recognition of net gain (loss)	(110)	-	(11)	(1)	-	(3)	-	-	(2)
Total recognized in other comprehensive (earnings) loss	(79)	293	121	185	(329)	79	108	(116)	(17)
Total recognized net pension (income) cost and other comprehensive (earnings) loss	$39	$183	$185	$197	$(428)	$139	$81	$(192)	$32

Estimated Amounts to be Amortized from Accumulated Other Comprehensive Earnings Over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$-	$1
Net (gain) loss	27	18
Total	$27	$19

Fair Value of Company's United States and United Kingdom Pension Plan Assets, by Asset Category
	As of December 31,
	2012			2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

	(Dollars in millions)
Cash and cash equivalents	$873	$-	$-	$938	$-	$-
Fixed income investments:
Corporate bonds	1,923	-	-	1,687	-	-
U.K. government guaranteed bonds	1,728	-	-	2,148	-	-
Collateral assets for structured equity holdings	231	-	-	212	-	-
Asset backed securities	-	502	-	-	-	-
Interest rate and inflation swaps, net	-	-	-	-	504	-
Equities:
Common stock	349	-	-	3	-	-
Structured equity holdings	-	574	-	-	685	-
Real estate	-	228	-	-	272	-
Other	-	(52)	-	-	(58)	-
Total assets at fair value	$5,104	$1,252	$-	$4,988	$1,403	$-

Expected Future Benefit Payments
	U.S.	U.K.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$52	$264	$49
2014.	53	262	46
2015	78	261	47
2016	55	260	49
2017	56	263	49
2018 - 2021	287	1,312	268

Pension Plans Defined Benefit [Member] | Benefit Costs [Member]
Weighted-Average Assumptions Used

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.75%	4.75%	4.82%	5.50%	5.50%	5.44%	6.00%	5.75%	5.27%
Expected long-term return on plan assets	7.75%	6.25%	6.50%	8.00%	6.50%	6.36%	8.36%	6.50%	6.69%
Rate of increase in compensation levels	4.76%	N/A	2.92%	4.78%	N/A	2.89%	4.00%	N/A	2.84%

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. In 2009, the U.K. pension plan was closed to future benefits, therefore the rate of increase in compensation was not applicable in determining the net period benefit cost for 2012, 2011 and 2010, nor in determining the benefit obligation as of December 31, 2012 and 2011.

Pension Plans Defined Benefit [Member] | Benefit Obligations [Member]
Weighted-Average Assumptions Used
The weighted-average assumptions used to calculate the benefit obligations were:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.00%	4.25%	3.90%	4.75%	4.75%	4.82%
Rate of increase in compensation levels	5.00%	N/A	2.90%	4.76%	N/A	2.92%

Other Postretirement Benefit Plans Defined Benefit [Member]
Amounts Recognized in Consolidated Balance Sheets
The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Current liabilities	$(30)	$(7)	$(35)	$(6)
Long-term liabilities	(300)	(96)	(322)	(99)
Total amount recognized	$(330)	$(103)	$(357)	$(105)

Pre-tax Amounts Recognized in Accumulated Other Comprehensive Earnings (Losses)
The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Prior service benefit (cost)	$146	$26	$198	$35
Net gain (loss)	(33)	(9)	(34)	(17)
Accumulated other comprehensive earnings (loss)	$113	$17	$164	$18

Components of Net Benefit Cost (Income) and Other Amounts Recognized in Other Comprehensive (Earnings) Loss
The following table provides the components of net postretirement benefit (income) cost and other amounts recognized in other comprehensive (earnings) loss for the plans.

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

	(Dollars in millions)
Net postretirement benefit (income) cost:
Service cost	$1	$1	$1	$1	$1	$1
Interest cost	16	5	20	5	23	6
Curtailment/Settlement (gain) loss	(36)	-	-	(2)	(3)	(5)
Amortization of prior service (benefit) cost	(22)	(7)	(15)	(6)	(15)	(6)
Amortization of net (gain) loss	-	1	(4)	-	(5)	-
Net postretirement benefit (income) cost	(41)	-	2	(2)	1	(4)

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss:
Prior service (benefit) cost	-	3	(89)	1	(6)	(2)
Net (gain) loss	(6)	(8)	65	12	8	(5)
Amortization or curtailment recognition of prior service benefit (cost)	51	6	15	6	15	6
Amortization or settlement recognition of net gain (loss)	6	(1)	4	-	5	-
Total recognized in other comprehensive (earnings) loss	51	-	(5)	19	22	(1)
Total recognized net postretirement benefit (income) cost and other comprehensive (earnings) loss	$10	$-	$(3)	$17	$23	$(5)

Estimated Amounts to be Amortized from Accumulated Other Comprehensive Earnings Over Next Fiscal Year
The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$(17)	$(6)
Net actuarial (gain) loss	1	1
Total	$(16)	$(5)

Expected Future Benefit Payments

	U.S.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$31	$7
2014	30	6
2015	29	6
2016	28	6
2017	26	6
2018 -2021	112	32

Reconciliation of Changes in Plans' Benefit Obligation, Fair Value of Assets and Funded Status
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Change in benefit obligation:
Benefit obligations at beginning of period	$357	$105	$396	$99
Service cost	1	1	1	1
Interest cost	16	5	20	5
Actuarial (gain) loss	(6)	(7)	67	13
Foreign currency exchange rate changes	-	3	-	(3)
Plan amendments	-	3	(91)	-
Curtailment / settlement gain	(1)	-	-	(3)
Plan participant contributions	1	-	3	-
Benefits paid	(38)	(7)	(39)	(7)
Benefit obligations at December 31,	330	103	357	105

Change in plan assets:
Fair value of plan assets at beginning of period	-	-	-	-
Company contributions	37	7	36	8
Plan participant contributions	1	-	3	-
Settlements	-	-	-	(1)
Benefits paid	(38)	(7)	(39)	(7)
Fair value of plan assets at December 31,	-	-	-	-
Funded status at December 31,	$(330)	$(103)	$(357)	$(105)

One-Percentage-Point Change in Assumed Health Care Cost Trend Rate
A one-percentage-point change in the assumed health care cost trend rate would have had the following effects:

	One-Percentage-Point
	Increase		Decrease
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Effect on total of service and interest cost components for the year ended December 31, 2012	$1	$1	$(1)	$(1)
Effect on postretirement benefit obligation as of measurement date	$20	$9	$(18)	$(8)

Other Postretirement Benefit Plans Defined Benefit [Member] | Benefit Costs [Member]
Weighted-Average Assumptions Used

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

Discount rate	4.75%	4.50%	5.50%	5.50%	6.00%	5.75%

Other Postretirement Benefit Plans Defined Benefit [Member] | Benefit Obligations [Member]
Weighted-Average Assumptions Used
The discount rate and assumed health care cost trend rates used in the measurement of the benefit obligation as of the applicable measurement dates were:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

Discount rate	4.00%	4.00%	4.75%	4.50%
Initial health care cost trend rate at end of year	7.00%	4.00%	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	5.00%
Year in which ultimate rate is reached	2017	2017	2018	2015